Financial Instruments - Exposure of the Group's Financial Assets/Liabilities to Interest Rate Risk (Detail) - Interest rate risk [member] ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial assets	₨ 438,388		₨ 686,980
Financial assets	438,388	$ 6,733	686,980
Financial liabilities	859,824		1,085,850
Financial liabilities	859,824	13,205	1,085,850
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	196,530		355,073
Financial assets	196,530	3,018	355,073
Financial liabilities	232,423		399,564
Financial liabilities	232,423	3,570	399,564
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	146,820		195,353
Financial assets	146,820	2,255	195,353
Financial liabilities	443,029		459,007
Financial liabilities	443,029	6,804	459,007
Non interest bearing [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	95,038		136,554
Financial assets	95,038	1,460	136,554
Financial liabilities	184,372		227,279
Financial liabilities	₨ 184,372	$ 2,831	₨ 227,279